Financial Assets and Financial Liabilities - Summary of Expenses, Relating To Lease Activities In The Consolidated Statements (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation	€ 11,740	€ 10,963	€ 6,857
Short term leases and leases of low value assets	280	186	470
Lease interest	3,842	3,396	1,617
Total lease expenses	€ 15,862	€ 14,545	€ 8,944